Supplemental Oil and Natural Gas Disclosures (Unaudited) - Summary of Estimated Quantities of Proved Developed Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2012 Mcf	Dec. 31, 2011 Mcf	Dec. 31, 2010 Mcf
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved developed reserves	13,020,000
Proved undeveloped reserves	1,274,000
Ending Balance	11,486,000	10,530,000
Natural Gas [Member] | Consolidated Entities [Member]
Reserve Quantities [Line Items]
Beginning Balance	8,203,000	6,659,000	6,660,000
Revisions of previous estimates	(2,163,000)	3,000	709,000
Extensions and discoveries	241,000	2,670,000	514,000
Acquisitions	7,109,000
Production	(1,668,000)	(1,129,000)	(1,224,000)
Ending Balance	11,722,000	8,203,000	6,659,000
Natural Gas [Member] | Equity Method Investee [Member]
Reserve Quantities [Line Items]
Beginning Balance	3,283,000	3,871,000	2,508,000
Revisions of previous estimates	(390,000)	(95,000)	1,041,000
Extensions and discoveries	0	0	895,000
Production	(321,000)	(493,000)	(573,000)
Ending Balance	2,572,000	3,283,000	3,871,000
Oil [Member]
Reserve Quantities [Line Items]
Proved developed reserves	2,416,000
Proved undeveloped reserves	804,000
Ending Balance	3,220,000	1,064,000	609,000
Oil [Member] | Consolidated Entities [Member]
Reserve Quantities [Line Items]
Beginning Balance	1,064,000	609,000	580,000
Revisions of previous estimates	45,000	197,000	123,000
Extensions and discoveries	86,000	410,000	21,000
Acquisitions	2,396,000
Production	(371,000)	(152,000)	(115,000)
Ending Balance	3,220,000	1,064,000	609,000
Oil [Member] | Equity Method Investee [Member]
Reserve Quantities [Line Items]
Beginning Balance	0	0	0
Revisions of previous estimates	0	0	0
Extensions and discoveries	0	0	0
Production	0	0	0
Ending Balance	0	0	0